SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
SEGMENT REPORTING

16.          SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach is based on the internal organization and reporting used by the Group’s chief operating decision maker in making decisions, allocating resources and assessing the performance.

The Group operated and reviewed its performance in two segments: (i) Product sales which consisted of online retailing of consumer products and sales to third-party sellers, and (ii) Services which consisted of provision of logistic services to companies and individual customers. Prime membership revenues are included in product sales, which are amortized over the membership period on a straight-line basis. Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s revenues, costs and gross profit.

There were no separate segment assets and segment liabilities information provided to the Group’s Chief Executive Officer, as he does not use this information to allocate resources to or evaluate the performance of the segments.

The following table presents selected financial information relating to the Group’s segments:

	Year ended December 31, 2025
			Corporate and
	Product sales	Services	Unallocated	Consolidated

Revenues
Revenue recognized at a point in time	$215,555	$—	$—	$215,555
Revenue recognized over time	220	8,540	—	8,760
Cost of revenues	76,683	1,756	—	78,439
Gross profit	139,092	6,784	—	145,876
Fulfillment	11,992	4,601	—	16,593
Selling and marketing	102,478	—	20	102,498
General and administrative	15,854	1,705	2,003	19,562
Other operating income, net	(58)	(685)	—	(743)
Income / (loss) from operations	8,826	1,163	(2,023)	7,966
Interest income	7	—	—	7
Interest expense	(17)	—	—	(17)
Other income, net	246	16	—	262
Total other income	236	16	—	252
Income / (loss) before income tax	$9,062	$1,179	$(2,023)	$8,218

	Year ended December 31, 2024
			Corporate and
	Product sales	Services	Unallocated	Consolidated

Revenues
Revenue recognized at a point in time	$242,446	$—	$—	$242,446
Revenue recognized over time	1,254	11,587	—	12,841
Cost of revenues	98,926	2,869	—	101,795
Gross profit	144,774	8,718	—	153,492
Fulfillment	12,308	6,624	—	18,932
Selling and marketing	111,825	—	94	111,919
General and administrative	22,506	1,381	1,848	25,735
Other operating income, net	(214)	(662)	—	(876)
(Loss) / income from operations	(1,651)	1,375	(1,942)	(2,218)
Interest income	53	37	—	90
Other (expense) / income, net	(472)	72	—	(400)
Total other (loss) / income	(419)	109	—	(310)
(Loss) / income before income tax	$(2,070)	$1,484	$(1,942)	$(2,528)

	Year ended December 31, 2023
			Corporate and
	Product sales	Services	Unallocated	Consolidated

Revenues
Revenue recognized at a point in time	$615,341	$—	$—	$615,341
Revenue recognized over time	1,899	12,188	—	14,087
Cost of revenues	265,964	3,532	—	269,496
Gross profit	351,276	8,656	—	359,932
Fulfillment	29,580	5,336	—	34,916
Selling and marketing	302,245	415	34	302,694
General and administrative	29,138	1,725	3,215	34,078
Other operating income, net	(351)	(1,010)	—	(1,361)
(Loss) / income from operations	(9,336)	2,190	(3,249)	(10,395)
Interest income	270	80	—	350
Interest expense	—	(4)	—	(4)
Other income, net	485	14	—	499
Total other income	755	90	—	845
(Loss) / income before income tax	$(8,581)	$2,280	$(3,249)	$(9,550)

The following table summarizes the Group’s total revenues generated in different geographic locations and as a percentage of total revenues.

	Years ended December 31,
	2023		2024		2025
	Revenues	%	Revenues	%	Revenues	%

Europe	$313,559	49.8	$96,085	37.6	$62,666	27.9
North America	235,974	37.5	119,513	46.8	133,030	59.3
Other countries	79,895	12.7	39,689	15.6	28,619	12.8
Total revenues	$629,428	100.0	$255,287	100.0	$224,315	100.0

As of December 31, 2024 and 2025, substantially all of the long-lived assets of the Group are located in Singapore and the PRC.